Income Taxes - Summary of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Summary Of Income Tax Expense [Abstract]
Current income tax expense	$ 9,391	$ 8,521
Current income tax expense (recovery) - prior year adjustment	21,923	(137)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(3,568)	(4,386)
Deferred income tax (recovery) expense - prior year adjustment	(538)	2
Income tax expense	$ 27,208	$ 4,000	[1]

[1]	See notes 5 and 6 for further details on reclassifications.